Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	35,233,649	38,332,209
Xunlei Limited [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	35,233,649	38,332,209